PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2022	2021
Cost
Buildings	$6,186,373	$6,312,791
Furniture, fixtures and equipment	1,112,670	1,077,769
Leasehold improvements	1,080,737	1,165,452
Plant and gaming machinery	246,255	267,838
Transportation	190,843	218,017
Construction in progress	1,464,866	1,020,551
Freehold land	56,533	59,809

Sub-total	10,338,277	10,122,227
Less: accumulated depreciation and amortization	(4,467,372)	(4,211,543)

Property and equipment, net	$5,870,905	$5,910,684

As of December 31, 2022 and 2021, construction in progress, mainly in relation to Studio City and Cyprus Operations, included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized which, in the aggregate, amounted to $
176,538
and $
93,207
, respectively.
The depreciation and amortization expenses of property and equipment recognized for the years ended December 31, 2022, 2021 and 2020 were $454,194, $487,130 and $526,257, respectively.
The cost and accumulated amortization of
right-of-use
assets held under finance lease arrangements were $
145,660
and $
95,310
as of December 31, 2022 and $
276,838
and $
91,530
as of December 31, 2021, respectively. Further information on the lease arrangements is included in Note
14
.
The Reversion Assets that reverted to the Macau government at the expiration of the subconcession are owned by the Macau government. Effective as of January 1, 2023, the Reversion Assets were transferred to Melco Resorts Macau for the duration of the Concession, in return for annual payments for the right to operate the Reversion Assets as part of the Concession as disclosed in Note 1(c).

The Reversion Assets that reverted to the Macau government on
December
31, 2022, and included in the above table, consisted of the following:

Buildings	$349,129
Furniture, fixtures and equipment	39,008
Plant and gaming machinery	109,901

498,038
Less: accumulated depreciation	(276,581)

$221,457

As Melco Resorts Macau will continue to operate the Reversion Assets in the same manner as under the previous subconcession, obtain substantially all of the economic benefits and bear all of the risks arising from the use of these assets, as well as assuming it will be successful in the awarding of a new concession upon expiry of the Concession, the Company will continue to recognize these Reversion Assets as property and equipment over their remaining estimated useful lives.